Fair Value of Financial Instruments not carried at Fair Value - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 137,124	€ 147,494
Interbank balances (w/o central banks)	[1]	6,766	6,160
Central bank funds sold and securities purchased under resale agreements	[1]	32,938	40,803
Securities borrowed	[1]	35	44
Loans	[1]	471,526	483,897
Other financial assets	[1]	147,761	92,572
Financial liabilities:
Deposits	[1]	654,617	667,700
Central bank funds purchased and securities sold under repurchase agreements	[1]	4,371	3,740
Securities loaned	[1]	2	2
Other short-term borrowings	[1]	18,090	9,895
Other financial liabilities	[1]	126,939	79,371
Long-term debt	[1]	113,531	114,899
Trust preferred securities	[1]	286	287
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	137,124	147,494
Interbank balances (w/o central banks)	[1]	6,766	6,160
Central bank funds sold and securities purchased under resale agreements	[1]	32,968	40,923
Securities borrowed	[1]	35	44
Loans	[1]	457,856	470,058
Other financial assets	[1]	146,735	91,214
Financial liabilities:
Deposits	[1]	654,463	667,609
Central bank funds purchased and securities sold under repurchase agreements	[1]	4,364	3,727
Securities loaned	[1]	2	2
Other short-term borrowings	[1]	18,104	9,903
Other financial liabilities	[1]	126,939	79,371
Long-term debt	[1]	113,178	114,496
Trust preferred securities	[1]	€ 285	€ 273

[1]	Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material accounting policies and critical accounting estimates” of the Group’s Annual Report 2024.